Related parties (Table)	3 Months Ended
Mar. 31, 2025
Related parties
Schedule of affiliates and affiliated entities
Related Party Name	Relationship
Hui Luo	Majority owner of the Company
Liu Yi	Spouse of Hui Luo
Genius Kid Class LLC	An entity controlled by Yi Liu
Dream Legal Group, Inc	An entity controlled by Hui Luo
Ideal Force LLC	An entity controlled by Yi Liu
Dreamgo Inc.	An entity controlled by Hui Luo

Schedule of due from related parties
	March 31, 2025	December 31, 2024

Dream Legal Group, Inc.	1,830	8,251
Total due from related parties	$1,830	$8,251

Schedule of due to related parties
	March 31, 2025	December 31, 2024

Yi Liu- accrued interest on promissory note	$161	$—
Luo Hui-accrued interest on promissory note	3,466	2,166
Luo Hui – promissory note, due on August 15, 2025; at a rate of 4% per annum	130,000	130,000
Luo Hui – promissory note, due on March 31, 2026; at a rate of 4% per annum	40,000	-
Yi Liu – promissory note, due on March 17, 2026; at a rate of 4% per annum	100,000	-
Dream Legal Group, Inc-rent income received in advance	29,800	-
Due to Dream Go Inc.*	312,483	117,379
Total due to related parties - current	$615,910	$249,545

Schedule of related party transactions
		Three Months Ended
Name	Business Purpose of Transaction	March 31, 2025	March 31, 2024
Dream Legal Group, Inc	Sublease income	$23,471	$15,000
Dreamgo Inc.	Rent expense	90,253	90,253
Genius Kid Class LLC	Consulting revenue	—	100,000
Yi Liu	Interest expense	161	-
Luo Hui	Interest expense	1,300	-

Schedule of ROU assets and operating lease liabilities recognized from related party
		March 31, 2025	December 31, 2024
Dreamgo Inc.	ROU assets	$1,477,021	$1,552,242
Dreamgo Inc.	Short term obligation under operating leases	$(238,119)	$(314,685)
Dreamgo Inc.	Long term obligation under operating leases	$(1,240,998)	$(1,241,495)